AB International Bond Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.80%	0.79%	1.83%	2.58%
AB Custom Benchmark (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.28%	1.24%	2.47%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.99%	0.70%	1.94%
Performance Inception Date	Apr. 29, 2019
Class B
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	0.45%	1.71%
Performance Inception Date	Apr. 29, 2019